SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018	1,676,130
Granted	308,884
Exercised	(661,379)
Cancelled	(1,924)
Forfeited	(136,864)
Outstanding at December 31, 2018	1,184,847	1,676,130
Exercisable	410,237
Weighted average exercise price
Outstanding at January 1, 2018	$ 23.07
Granted	15.94
Exercised	28.55
Cancelled	22.76
Forfeited	7.22
Outstanding at December 31, 2018	19.82	$ 23.07
Exercisable	$ 36.24
Weighted-average remaining contractual term (in years)
Outstanding at December 31	4 years 5 months 20 days	4 years 5 months 12 days
Exercisable	3 years 7 months 17 days
Aggregate intrinsic value
Outstanding at January 1, 2018	$ 115,390
Outstanding at December 31, 2018	104,731	$ 115,390
Exercisable	$ 29,523